Equity (Details) - Schedule of share capital (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Capital [Abstract]
Authorized, Par value	₪ 1	₪ 1
Issued, Par value	1	1
Outstanding, Par value	₪ 1	₪ 1